Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of trade and other receivables [Abstract]
Trade receivables	$ 3,501,223	$ 1,160,457	$ 351,803
Allowance for doubtful accounts	(1,530,667)
Taxes receivable	766,540	110,714	231,312
Other receivables		221,784	96,294
Total	$ 2,737,096	$ 1,492,955	$ 679,409